UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-04919

UBS Series Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code:  212-882 5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1.  Schedule of Investments

UBS Series Trust — U.S. Allocation Portfolio

SCHEDULE OF INVESTMENTS — March 31, 2006 (unaudited)

Number of
Shares		Value ($)

Common Stocks—61.33%
Aerospace & Defense—1.84%
6,800	Lockheed Martin Corp.	510,884
6,100	Northrop Grumman Corp.	416,569

		927,453

Air Freight & Couriers—1.03%
4,600	FedEx Corp.	519,524

Auto Components—1.46%
3,300	BorgWarner, Inc.	198,132
7,100	Johnson Controls, Inc. (1)	539,103

		737,235

Banks—5.21%
14,700	Fifth Third Bancorp	578,592
18,500	Mellon Financial Corp.	658,600
6,400	PNC Financial Services Group	430,784
15,100	Wells Fargo & Co.	964,437

		2,632,413

Beverages—0.44%
5,200	Anheuser-Busch Cos., Inc.	222,404

Biotechnology—1.08%
8,100	Genzyme Corp. *	544,482

Building Products—1.36%
21,200	Masco Corp. (1)	688,788

Commercial Services & Supplies—0.45%
13,000	Cendant Corp.	225,550

Computers & Peripherals—0.71%
12,100	Dell, Inc. *	360,096

Diversified Financials—7.13%
29,000	Citigroup, Inc.	1,369,670
8,000	Federal Home Loan Mortgage Corp.	488,000
15,600	J.P. Morgan Chase & Co.	649,584
17,400	Morgan Stanley	1,093,068

		3,600,322

Diversified Telecommunication Services—2.73%
14,700	AT&T, Inc.	397,488
37,888	Sprint Nextel Corp.	979,026

		1,376,514

Electric Utilities—2.48%
7,400	American Electric Power Co., Inc.	251,748
15,000	Exelon Corp.	793,500
3,800	Northeast Utilities	74,214
5,800	Pepco Holdings, Inc.	132,182

		1,251,644

UBS Series Trust — U.S. Allocation Portfolio

Number of
Shares		Value ($)

Electronic Equipment & Instruments—0.70%
1,100	Mettler-Toledo International, Inc. *	66,374
6,600	Waters Corp. *	284,790

		351,164

Energy Equipment & Services—1.16%
2,900	Baker Hughes, Inc.	198,360
6,400	GlobalSantaFe Corp.	388,800

		587,160

Food & Drug Retailing—1.23%
21,000	Kroger Co. *	427,560
6,100	Sysco Corp.	195,505

		623,065

Gas Utilities—1.00%
8,800	NiSource, Inc.	177,936
7,000	Sempra Energy	325,220

		503,156

Health Care Equipment & Supplies—0.77%
3,800	Medtronic, Inc.	192,850
2,900	Zimmer Holdings, Inc. *	196,040

		388,890

Health Care Providers & Services—2.28%
5,700	Caremark Rx, Inc. *	280,326
9,900	HEALTHSOUTH Corp. (1)*	49,401
14,700	UnitedHealth Group, Inc.	821,142

		1,150,869

Hotels, Restaurants & Leisure—0.93%
9,900	Carnival Corp.	468,963

Insurance—3.68%
5,900	Allstate Corp.	307,449
11,700	American International Group, Inc.	773,253
4,000	Hartford Financial Services Group, Inc.	322,200
5,900	WellPoint, Inc. *	456,837

		1,859,739

Internet & Catalog Retail—0.79%
19,550	Expedia, Inc. *	396,278

IT Consulting & Services—0.51%
8,600	Accenture Ltd., Class A	258,602

Leisure Equipment & Products—0.54%
5,300	Harley-Davidson, Inc.	274,964

Machinery—1.32%
6,900	Illinois Tool Works, Inc.	664,539

Media—2.69%
23,900	DIRECTV Group, Inc. *	391,960
7,800	Omnicom Group, Inc.	649,350
2,820	R.H. Donnelley Corp. *	164,209
4,500	Univision Communications, Inc., Class A (1)*	155,115

		1,360,634

Multi-Line Retail—1.91%
10,300	Costco Wholesale Corp.	557,848
7,700	Kohl’s Corp. (1)*	408,177

		966,025

UBS Series Trust — U.S. Allocation Portfolio

Number of
Shares		Value ($)

Oil & Gas—1.54%
4,900	Exxon Mobil Corp.	298,214
6,300	Marathon Oil Corp.	479,871

		778,085

Pharmaceuticals—6.38%
6,300	Allergan, Inc.	683,550
9,300	Bristol-Myers Squibb Co.	228,873
2,800	Cephalon, Inc. (1)*	168,700
11,500	Johnson & Johnson	681,030
7,100	Medco Health Solutions, Inc. *	406,262
21,700	Wyeth	1,052,884

		3,221,299

Road & Rail—1.29%
7,800	Burlington Northern Santa Fe Corp.	649,974

Semiconductor Equipment & Products—1.85%
8,100	Analog Devices, Inc.	310,149
23,000	Intel Corp.	445,050
7,000	Xilinx, Inc.	178,220

		933,419

Software—4.84%
6,900	Mercury Interactive Corp. *	240,120
44,200	Microsoft Corp.	1,202,682
43,300	Oracle Corp. *	592,777
24,163	Symantec Corp. *	406,663

		2,442,242

Total Common Stocks (cost—$26,711,739)		30,965,492

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)

U.S. Government Obligations—7.91%
605	U.S. Treasury Bonds	05/15/17	8.750	798,459
170	U.S. Treasury Bonds	02/15/20	8.500	227,986
450	U.S. Treasury Bonds	05/15/30	6.250	525,902
200	U.S. Treasury Notes	09/30/06	2.500	197,727
150	U.S. Treasury Notes	11/30/06	2.875	148,066
85	U.S. Treasury Notes	04/30/07	3.625	83,898
470	U.S. Treasury Notes	09/30/07	4.000	464,235
535	U.S. Treasury Notes	10/15/10	4.250	522,503
605	U.S. Treasury Notes	02/15/13	3.875	570,449
480	U.S. Treasury Notes	05/15/15	4.125	453,581

Total U.S. Government Obligations (cost—$4,069,515)				3,992,806

Mortgage & Agency Debt Securities—11.26%
296	Countrywide Home Loans, Series 2006-HYB1, Class 1A1	03/20/36	5.422 ‡	293,004
279	CS First Boston Mortgage Securities Corp., Series 2005-11, Class 4A1	12/25/35	7.000	282,978
300	Federal Home Loan Mortgage Corporation Certificates	06/15/31	5.000	288,812
237	Federal Home Loan Mortgage Corporation Certificates	12/01/34	4.500	219,585
150	Federal National Mortgage Association Certificates	05/15/09	4.250	146,330
85	Federal National Mortgage Association Certificates	06/01/10	4.625	82,915
132	Federal National Mortgage Association Certificates	10/01/17	5.500	130,922
250	Federal National Mortgage Association Certificates	12/01/17	5.500	249,167
255	Federal National Mortgage Association Certificates	07/01/18	5.500	253,999
687	Federal National Mortgage Association Certificates	12/01/29	6.500	704,411
330	Federal National Mortgage Association Certificates	06/01/33	5.500	322,916
336	Federal National Mortgage Association Certificates	07/01/33	5.500	328,724
235	Federal National Mortgage Association Certificates	11/01/34	5.500	229,900
265	Federal National Mortgage Association Certificates ARM	05/01/35	4.893	261,501
190	Federal National Mortgage Association Certificates ARM	05/01/35	5.114	190,330
455	Federal National Mortgage Association Certificates TBA	TBA	5.000	433,103
119	FNMA REMIC, Series 2001- 69, Class PN	04/25/30	6.000	118,182
208	FNMA REMIC, Series 2001-T4, Class A1	07/25/41	7.500	215,236
255	FNMA REMIC, Series 2002-T19, Class A1	07/25/42	6.500	259,371
525	Government National Mortgage Assocation Certificates	07/15/29	6.000	531,858
139	Government National Mortgage Assocation Certificates	04/15/31	6.500	144,778

Total Mortgage & Agency Debt Securities (cost—$5,784,081)				5,688,022

UBS Series Trust — U.S. Allocation Portfolio

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

Commercial Mortgage-Backed Securities—2.92%
400	Asset Securitization Corp., Series 1995-MD4, Class A3	08/13/29	7.384		411,359
53	First Union-Lehman Brothers Commercial Mortgage, Series 1997-C2, Class A3	11/18/29	6.650		53,246
307	Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A1	01/11/13	3.357		299,415
290	Hilton Hotel Pool Trust, Series 2000-HLTA, Class A1 **	10/03/15	7.055		301,240
145	Mach One Trust Commercial Mortgage, Series 2004-1A, Class A1 **	05/28/40	3.890		141,446
169	Morgan Stanley Mortgage Loan Trust, Series 2006-1AR, Class 2A	02/25/36	6.051	‡	169,731
97	Nomura Asset Securities Corp., Series 1996-MD5, Class A4	04/13/39	8.188	‡	98,970

Total Commercial Mortgage-Backed Securities (cost—$1,501,444)					1,475,407

Asset-Backed Securities—1.50%
365	Conseco Finance Securitizations Corp., Series 2000-5 Class A5	02/01/32	7.700		364,074
16	First Franklin Mortgage Loan Asset-Backed Certificates, Series 2004-FFB, Class A1	06/25/24	4.167	#	16,120
46	Greenpoint Home Equity Loan Trust, Series 2004-3, Class A	03/15/35	4.979	‡	45,841
100	Paragon Mortgages PLC, Series 7A, Class B1A **	05/15/43	5.499	‡	100,168
229	WFS Financial Owner Trust, Series 2002-2, Class A4	02/20/10	4.500		228,912

Total Asset-Backed Securities (cost—$756,553)					755,115

Corporate Bonds—5.25%
Aerospace & Defense—0.10%
45	Boeing Capital Corp.	09/27/10	7.375		48,475

Automobile OEM—0.87%
115	DaimlerChrysler N.A. Holding Corp.	06/04/08	4.050		111,435
295	Ford Motor Credit Co.	01/12/09	5.800		269,411
65	General Motors Acceptance Corp.	09/15/11	6.875		60,585

					441,431

Banking-Non-U.S.—0.24%
90	HSBC Finance Corp.	05/15/11	6.750		94,750
25	Royal Bank of Scotland Group PLC, Series 1	03/31/10	9.118		28,012

					122,762

Banking-U.S.—1.06%
105	Bank of America Corp.	01/15/11	7.400		113,486
40	Bank One Corp.	08/01/10	7.875		43,617
50	Citigroup, Inc.	08/27/12	5.625		50,272
101	Citigroup, Inc.	09/15/14	5.000		96,667
75	J.P. Morgan Chase & Co.	02/01/11	6.750		78,841
115	Washington Mutual, Inc.	01/15/07	5.625		115,205
35	Wells Fargo & Co.	08/01/11	6.375		36,495

					534,583

Brokerage—0.44%
90	Goldman Sachs Group, Inc.	01/15/11	6.875		95,005
120	Morgan Stanley	04/15/11	6.750		126,318

					221,323

Cable—0.18%
90	Comcast Cable Communications, Inc.	01/30/11	6.750		93,556

Chemicals—0.26%
70	Dow Chemical Co.	02/01/11	6.125		71,854
60	ICI Wilmington, Inc.	12/01/08	4.375		57,848

					129,702

Consumer Products-Durables—0.09%
45	Fortune Brands, Inc.	01/15/16	5.375		43,194

Consumer Products-NonDurables—0.09%
45	Avon Products, Inc.	11/15/09	7.150		47,609

Electrical-Integrated—0.19%
30	Dominion Resources, Inc.	06/15/35	5.950		27,660
40	FirstEnergy Corp.	11/15/11	6.450		41,389
30	Pacific Gas & Electric	03/01/34	6.050		29,358

					98,407

Electric Utilities—0.11%
55	FPL Group Capital, Inc.	09/15/06	7.625		55,539

UBS Series Trust — U.S. Allocation Portfolio

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

Finance-NonCaptive Diversified—0.66%
240	General Electric Capital Corp.	06/15/12	6.000	246,479
35	General Electric Capital Corp.	03/15/32	6.750	38,975
50	International Lease Finance Corp.	04/01/09	3.500	47,383

				332,837

Food—0.10%
50	Kraft Foods, Inc.	11/01/11	5.625	50,066

Food Processors/Beverage/Bottling—0.10%
50	Miller Brewing Co. **	08/15/13	5.500	49,295

Gas Pipelines—0.07%
40	Kinder Morgan Energy Partners	03/15/35	5.800	36,319

Healthcare—0.07%
40	UnitedHealth Group	03/15/36	5.800	38,091

Real Estate Investment Trusts—0.07%
35	Prologis**	11/15/15	5.625	34,220

Road & Rail—0.24%
75	Norfolk Southern Corp.	09/17/14	5.257	73,554
45	Union Pacific Corp.	12/01/06	6.700	45,376

				118,930

Wireless Telecommunication Services—0.31%
80	Sprint Capital Corp.	03/15/32	8.750	100,021
55	Verizon New York, Inc., Series A	04/01/12	6.875	56,496

				156,517

Total Corporate Bonds (cost—$2,718,478)				2,652,856

International Government Obligation—0.06%
30	Pemex Project Funding Master Trust (cost—$32,543)	11/15/11	8.000	32,565

Number of
Shares
(000)

Investment Companies—7.32%
46	UBS High Yield Relationship Fund (2)*			903,986
62	UBS US Small Cap Equity Relationship Fund (2)*			2,790,369

Total Investment Companies (cost—$2,897,710)				3,694,355

Principal
Amount
(000) ($)

Repurchase Agreement—4.18%
2,109	Repurchase Agreement dated 03/31/06 with State Street Bank & Trust Co., collateralized by $7,157 U.S. Treasury Bills, zero coupon due 04/27/06 and $1,846,661 U.S. Treasury Bonds, 6.125% to 8.125% due 08/15/19 to 08/15/29 (value—$2,151,253); proceeds: $2,109,721 (cost—$2,109,000)	04/03/06	4.100	2,109,000

Number of
Shares
(000)

Investments of Cash Collateral from Securities Loaned—2.29%
Money Market Funds†—0.31%
††0	AIM Liquid Assets Portfolio		4.655	398
3	AIM Prime Portfolio		4.638	3,149
††0	Barclays Prime Money Market Fund		4.632	455
151	UBS Private Money Market Fund LLC (2)		4.668	150,683

				154,685

UBS Series Trust — U.S. Allocation Portfolio

Principal
Amount		Maturity	Interest
(000) ($)		Date	Rate (%)	Value ($)

Repurchase Agreement—1.98%
1,000	Repurchase Agreement dated 03/31/06 with Barclays Co., collateralized by $1,038,000 Federal Home Loan Bank obligations, zero coupon due 08/04/06; (value—$1,020,146); proceeds: $1,000,399	04/03/06	4.790	1,000,000

Total Investments of Cash Collateral from Securities Loaned (cost—$1,154,685)				1,154,685

Total Investments (3)(4)(5) (cost—$47,735,748)—104.02%				52,520,303
Liabilities in excess of other assets—(4.02)%				(2,028,483)

Net Assets—100.00%				50,491,820

——————————
*	Non-income producing security.
**	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.24% of net assets as of March 31, 2006, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
†	Interest rates shown reflect yield at March 31, 2006.
††	Amount represents less than 500 shares.
‡	Floating rate security. The interest rate shown is the current rate as of March 31, 2006.
#	Denotes a step-up bond that is currently accruing at the noted rate.
(1)	Security, or portion thereof, was on loan at March 31, 2006.
(2)	The table below details the Portfolio’s transaction activity in affiliated issuers for the three months ended March 31, 2006.

Security Description	Value at 12/31/05 ($)	Purchases During the Three Months Ended 03/31/06 ($)	Sales During the Three Months Ended 03/31/06 ($)	Net Realized Gains/Losses for the Three Months Ended 03/31/06 ($)	Net Unrealized Gains for the Three Months Ended 03/31/06 ($)	Value at 03/31/06 ($)	Income Earned from Affiliate for the Three Months Ended 03/31/06 ($)

UBS High Yield Relationship Fund	871,205	-	-	-	32,781	903,986	-

UBS Private Money Market Fund LLC	412,733	2,162,910	2,424,960	-	-	150,683	104

UBS US Small Cap Equity Relationship Fund	2,563,749	-	-	-	226,620	2,790,369	-

(3)	Includes $1,495,069 of investments in securities on loan, at value. The custodian held cash equivalents as collateral for securities loaned of $1,154,685. In addition, the custodian held U.S. government securities having an aggregate value of $407,644 as collateral for portfolio securities loaned as follows:

Principal
Amount		Maturity	Interest
(000) ($)		Date	Rate (%)	Value ($)

388	U.S. Treasury Inflation Index Notes	07/15/13	1.875	407,644

UBS Series Trust — U.S. Allocation Portfolio

(4)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at March 31, 2006 were $5,586,657 and $802,102, respectively, resulting in net unrealized appreciation of investments of $4,784,555.
(5)	The Portfolio calculates net asset values based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by the investment advisor and administrator of the Portfolio. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; the value of actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.
ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of March 31, 2006.
FNMA	Federal National Mortgage Association
OEM	Original Equipment Manufacturer
REMIC	Real Estate Mortgage Investment Conduit
TBA	(To Be Assigned) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)

United States	97.4

Panama	0.9

Cayman Islands	0.7

Bermuda	0.5

United Kingdom	0.4

Mexico	0.1

Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s annual report to shareholders dated December 31, 2005.

Item 2.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Trust

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	May 30, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 30, 2006